Warrants - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities [Abstract]
Warrant liabilities, beginning of the year	$ 9	$ 35
Change in fair value of warrants	42	(26)
Warrant liabilities, end of the year	$ 51	$ 9